Pension Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Net periodic benefit cost:
Service cost	$ 0	$ 0	$ 0	$ 0
Interest cost	1,886	1,954	3,763	3,908
Expected return on plan assets	(2,408)	(2,402)	(4,817)	(4,804)
Amortization of net actuarial loss	228	234	443	468
Administrative fees	225	650	450	1,300
Total net periodic expense (benefit)	$ (69)	$ 436	$ (161)	$ 872
Weighted-Average Assumptions Used To Determine Net Cost
Discount rate	4.75%	4.95%	4.75%	4.95%
Expected return on plan assets	5.75%	5.75%	5.75%	5.75%
Employer contributions	$ 0	$ 0	$ 0	$ 0